Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 22,451	$ 24,349
Finished goods	18,678	26,051
Total	$ 41,129	$ 50,400